Leases	6 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	LEASES
The Company has entered into various lease agreements for office space and other equipment as lessee. At contract inception, the Company determines that a contract contains a lease if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. If a contract contains a lease, the Company recognizes a right-of-use asset and a lease liability on the condensed consolidated balance sheet at lease commencement. The Company has elected a practical expedient to make an accounting policy not to record short-term leases on the condensed consolidated balance sheet, defined as leases with an initial term of 12 months or less that do not contain purchase options that the lessee is reasonably certain to elect.
Right-of-use assets represent the Company’s right to use an underlying asset for the lease term as the Company has control over an economic resource and is benefiting from the use of the asset. Lease liabilities represent the Company’s obligation to make payments for that right of use. Right-of-use assets and lease liabilities are determined by recognizing the present value of future lease payments using the Company’s incremental borrowing rate, which is the rate we would have to pay to borrow on a collateralized basis based upon information available at the lease commencement date. The right-of-use asset is measured at the commencement date by totaling the amount of the initial measurement of the lease liability, adding any lease payments made to the lessor at or before the commencement date, subtracting any lease incentives received, and adding any initial direct costs incurred by the Company.
When lease terms include renewal or termination options, the Company determines the lease term as the noncancelable period of the lease, plus periods covered by an option to extend the lease if the Company is reasonably certain to exercise the option. The Company considers an option to be reasonably certain to be exercised by the Company when a significant economic incentive exists.
The Company has lease agreements with lease and nonlease components. The Company elected the practical expedient to make an accounting policy election by class of underlying asset, to not separate nonlease components from the associated lease components and instead account for each separate lease component and its associated nonlease components as a single lease component. The Company has applied this accounting policy election to all asset classes.
The majority of the Company’s leases are operating leases related to office space. The Company leases office facilities in the United States in San Francisco, California; San Diego, California; Centennial, Colorado; Jacksonville, Florida; Overland Park, Kansas; Wilmington, North Carolina; and Des Moines, Iowa under noncancelable operating leases that expire at various dates through July 2029. The Company recognizes lease expense for operating leases on a straight-line basis over the respective lease term. The Company has operating leases with remaining lease terms of less than one year to nine years.
The Company has entered into noncancelable agreements to sublease portions of its office facilities to unrelated third parties. Sublease rental income is recorded as a reduction of rent expense in the accompanying condensed consolidated statements of comprehensive income. Sublease rental income was $0.2 million for each of the three and six months ended December 31, 2020.
Operating lease expense was $2.0 million and $3.9 million for the three and six months ended December 31, 2020, respectively, recorded in general and administrative operating costs and expenses in the condensed consolidated statements of comprehensive income.
As of December 31, 2020, the Company has entered into an additional lease for office space that has not yet commenced with undiscounted future payment obligations of approximately $2.8 million. The lease is expected to commence in calendar year 2021.
Right-of-Use Asset and Lease Liability—The right-of-use assets and lease liabilities were as follows as of December 31, 2020:

(in thousands)	Balance Sheet Classification	Amount
Assets
Operating leases	Operating lease right-of-use assets	$29,182
Finance leases	Property and equipment - net	101
Total lease right-of-use assets		29,283

Liabilities
Current
Operating leases	Operating lease liabilities - current	5,093
Finance leases	Other current liabilities	122
Non-current
Operating leases	Operating lease liabilities	36,958
Finance leases	Other liabilities	33
Total lease liabilities		$42,206
Lease Costs—The components of lease costs were as follows for the periods presented:

(in thousands)	Three Months Ended December 31, 2020	Six Months Ended December 31, 2020
Finance lease costs(1)	$58	$125
Operating lease costs(2)	1,952	3,879
Short-term lease costs	58	125
Variable lease costs(3)	449	714
Sublease income	(170)	(235)
Total net lease costs	$2,347	$4,608
__________________
(1)Primarily consists of amortization of finance lease right-of-use assets and an immaterial amount of interest on finance lease liabilities recorded in operating costs and expenses and interest expense, net in the condensed consolidated statements of comprehensive income.
(2)Recorded in operating costs and expenses in the condensed consolidated statements of comprehensive income.
(3)Variable lease costs not included in the measurement of the lease liability or right-of-use asset as they are not based on an index or rate. Primarily represents common area maintenance charges and real estate taxes recorded in operating costs and expenses in the condensed consolidated statements of comprehensive income.
Supplemental Information—Supplemental information related to leases was as follows as of and for the six months ended December 31, 2020:

(in thousands)	Operating Leases	Finance leases	Total
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from leases	$2,705	$5	$2,710
Financing cash flows from leases	—	129	129
Right-of-use assets obtained in exchange for new lease liabilities	$1,495	$—	$1,495

	Operating Leases	Finance leases
Weighted-average remaining lease term (in years)	7.31	1.04
Weighted-average discount rate	9.64%	4.63%
Maturities of Lease Liabilities—As of December 31, 2020, remaining maturities of lease liabilities for each of the next five fiscal years and thereafter are as follows:

(in thousands)	Operating leases	Finance leases	Total
Remainder of 2021	$4,485	$93	$4,578
2022	8,493	59	8,552
2023	7,936	5	7,941
2024	8,298	—	8,298
2025	8,294	—	8,294
2026	5,997	—	5,997
Thereafter	15,066	—	15,066
Total undiscounted lease payments	58,569	157	58,726
Less: interest	16,518	2	16,520
Present value of lease liabilities	$42,051	$155	$42,206
The following table summarizes the future annual minimum lease obligations under non-cancelable operating leases at June 30, 2020, under the previous lease accounting standard ASC 840, Leases (in thousands):

2021	$8,781
2022	8,497
2023	7,991
2024	8,353
2025	8,306
Thereafter	21,262
Total minimum lease payments	$63,190

Leases	LEASES
The Company has entered into various lease agreements for office space and other equipment as lessee. At contract inception, the Company determines that a contract contains a lease if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. If a contract contains a lease, the Company recognizes a right-of-use asset and a lease liability on the condensed consolidated balance sheet at lease commencement. The Company has elected a practical expedient to make an accounting policy not to record short-term leases on the condensed consolidated balance sheet, defined as leases with an initial term of 12 months or less that do not contain purchase options that the lessee is reasonably certain to elect.
Right-of-use assets represent the Company’s right to use an underlying asset for the lease term as the Company has control over an economic resource and is benefiting from the use of the asset. Lease liabilities represent the Company’s obligation to make payments for that right of use. Right-of-use assets and lease liabilities are determined by recognizing the present value of future lease payments using the Company’s incremental borrowing rate, which is the rate we would have to pay to borrow on a collateralized basis based upon information available at the lease commencement date. The right-of-use asset is measured at the commencement date by totaling the amount of the initial measurement of the lease liability, adding any lease payments made to the lessor at or before the commencement date, subtracting any lease incentives received, and adding any initial direct costs incurred by the Company.
When lease terms include renewal or termination options, the Company determines the lease term as the noncancelable period of the lease, plus periods covered by an option to extend the lease if the Company is reasonably certain to exercise the option. The Company considers an option to be reasonably certain to be exercised by the Company when a significant economic incentive exists.
The Company has lease agreements with lease and nonlease components. The Company elected the practical expedient to make an accounting policy election by class of underlying asset, to not separate nonlease components from the associated lease components and instead account for each separate lease component and its associated nonlease components as a single lease component. The Company has applied this accounting policy election to all asset classes.
The majority of the Company’s leases are operating leases related to office space. The Company leases office facilities in the United States in San Francisco, California; San Diego, California; Centennial, Colorado; Jacksonville, Florida; Overland Park, Kansas; Wilmington, North Carolina; and Des Moines, Iowa under noncancelable operating leases that expire at various dates through July 2029. The Company recognizes lease expense for operating leases on a straight-line basis over the respective lease term. The Company has operating leases with remaining lease terms of less than one year to nine years.
The Company has entered into noncancelable agreements to sublease portions of its office facilities to unrelated third parties. Sublease rental income is recorded as a reduction of rent expense in the accompanying condensed consolidated statements of comprehensive income. Sublease rental income was $0.2 million for each of the three and six months ended December 31, 2020.
Operating lease expense was $2.0 million and $3.9 million for the three and six months ended December 31, 2020, respectively, recorded in general and administrative operating costs and expenses in the condensed consolidated statements of comprehensive income.
As of December 31, 2020, the Company has entered into an additional lease for office space that has not yet commenced with undiscounted future payment obligations of approximately $2.8 million. The lease is expected to commence in calendar year 2021.
Right-of-Use Asset and Lease Liability—The right-of-use assets and lease liabilities were as follows as of December 31, 2020:

(in thousands)	Balance Sheet Classification	Amount
Assets
Operating leases	Operating lease right-of-use assets	$29,182
Finance leases	Property and equipment - net	101
Total lease right-of-use assets		29,283

Liabilities
Current
Operating leases	Operating lease liabilities - current	5,093
Finance leases	Other current liabilities	122
Non-current
Operating leases	Operating lease liabilities	36,958
Finance leases	Other liabilities	33
Total lease liabilities		$42,206
Lease Costs—The components of lease costs were as follows for the periods presented:

(in thousands)	Three Months Ended December 31, 2020	Six Months Ended December 31, 2020
Finance lease costs(1)	$58	$125
Operating lease costs(2)	1,952	3,879
Short-term lease costs	58	125
Variable lease costs(3)	449	714
Sublease income	(170)	(235)
Total net lease costs	$2,347	$4,608
__________________
(1)Primarily consists of amortization of finance lease right-of-use assets and an immaterial amount of interest on finance lease liabilities recorded in operating costs and expenses and interest expense, net in the condensed consolidated statements of comprehensive income.
(2)Recorded in operating costs and expenses in the condensed consolidated statements of comprehensive income.
(3)Variable lease costs not included in the measurement of the lease liability or right-of-use asset as they are not based on an index or rate. Primarily represents common area maintenance charges and real estate taxes recorded in operating costs and expenses in the condensed consolidated statements of comprehensive income.
Supplemental Information—Supplemental information related to leases was as follows as of and for the six months ended December 31, 2020:

(in thousands)	Operating Leases	Finance leases	Total
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from leases	$2,705	$5	$2,710
Financing cash flows from leases	—	129	129
Right-of-use assets obtained in exchange for new lease liabilities	$1,495	$—	$1,495

	Operating Leases	Finance leases
Weighted-average remaining lease term (in years)	7.31	1.04
Weighted-average discount rate	9.64%	4.63%
Maturities of Lease Liabilities—As of December 31, 2020, remaining maturities of lease liabilities for each of the next five fiscal years and thereafter are as follows:

(in thousands)	Operating leases	Finance leases	Total
Remainder of 2021	$4,485	$93	$4,578
2022	8,493	59	8,552
2023	7,936	5	7,941
2024	8,298	—	8,298
2025	8,294	—	8,294
2026	5,997	—	5,997
Thereafter	15,066	—	15,066
Total undiscounted lease payments	58,569	157	58,726
Less: interest	16,518	2	16,520
Present value of lease liabilities	$42,051	$155	$42,206
The following table summarizes the future annual minimum lease obligations under non-cancelable operating leases at June 30, 2020, under the previous lease accounting standard ASC 840, Leases (in thousands):

2021	$8,781
2022	8,497
2023	7,991
2024	8,353
2025	8,306
Thereafter	21,262
Total minimum lease payments	$63,190